Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise payments			$ 4	$ 64
Share-based compensation expense			2	57
SARs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend accrual compensation expense			6
SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs exercise price	$ 14.54
Exercise payments	$ 64
Share-based compensation expense	57
Aggregate dividends	18
Recognized dividend accretion and interest		$ 1	$ 2	$ 1
SARs [Member] | Certain Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred dividends	$ 6
SARs [Member] | SARs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs exercised	14,322,219
SARs [Member] | Director SARs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs exercised	55,000